Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.90% as of the close of the reporting period.

	MUNICIPAL BONDS AND NOTES (104.6%)(a)
		Rating(RAT)	Principal amount	Value
	Alabama (0.5%)
	Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,198,280
	Jefferson, Cnty. Rev. Bonds, (Warrants)
	5.00%, 9/15/34	AA	2,575,000	3,053,564
	5.00%, 9/15/33	AA	350,000	416,458

				4,668,302
	Arizona (3.7%)
	AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	Aa3	265,000	265,734
	AZ State Hlth. Fac. Auth. Rev. Bonds, (Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	579,470
	AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds, (Kirksville College), 5.125%, 1/1/30	A-	750,000	762,930
	AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,090,959
	AZ State Lottery Rev. Bonds
	5.00%, 7/1/28(FWC)	AA+	5,000,000	6,273,700
	5.00%, 7/1/27(WIS)(FWC)	AA+	1,815,000	2,242,868
	AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	535,470
	Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)(RES)	D/P	2,850,000	8,519
	Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	2,000,000	2,295,720
	El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	271,050
	Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	4,500,000	4,623,660
	Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,932,810
	Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	287,150
	Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
	(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	693,516
	(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	277,680
	(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	370,741
	Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds, (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	752,415
	Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), 3.375%, 12/1/31	A-	250,000	256,845
	Northern AZ U. Rev. Bonds
	5.00%, 6/1/36	A1	450,000	476,132
	5.00%, 6/1/34	A1	250,000	282,883
	Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,464,880
	Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
	(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,073,440
	(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	165,144
	(Choice Academies, Inc.), 4.875%, 9/1/22	BB	125,000	128,349
	(Great Hearts Academies), 3.75%, 7/1/24	BBB-	175,000	179,991
	Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
	5.00%, 7/1/35	BB	100,000	107,101
	Ser. A, 5.00%, 7/1/35	BB	150,000	160,652
	Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	512,715
	Salt Verde, Fin. Corp. Gas Rev. Bonds
	5.50%, 12/1/29	A3	1,900,000	2,437,624
	5.00%, 12/1/37	A3	500,000	650,520
	U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	230,090
	Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.)
	Ser. A, 5.25%, 8/1/33	A2	100,000	111,552
	5.00%, 8/1/34	A2	300,000	346,242
	Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	276,149
	Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	460,668

				34,585,369
	California (4.0%)
	ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,383,590
	CA State Mandatory Put Bonds (4/1/20), Ser. B, 2.193%, 4/1/47	Aa3	11,280,000	11,274,698
	CA State VRDN, Ser. A-2, 0.82%, 5/1/33 (Bank of Montreal)	VMIG 1	4,500,000	4,500,000
	CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (California Academy of Sciences), Ser. B, 2.061%, 8/1/47	A2	1,000,000	1,000,150
	CA State Poll. Control Fin. Auth. Rev. Bonds
	(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,738,630
	(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,906,159
	CA Statewide Cmnty. Dev. Auth. Rev. Bonds
	(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	717,271
	AGM, 5.00%, 11/15/44	AA	1,500,000	1,707,135
	Irvine, Unified School Dist. VRDN (Cmnty. Fac. Dist. No. 09), Ser. 1, 1.50%, 9/1/54 (U.S. Bank NA)	VMIG 1	5,000,000	5,000,000
	M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,394,058
	Riverside Cnty., Asset Leasing Corp. Rev. Bonds, (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	3,553,680

				38,175,371
	Colorado (1.6%)
	CO State Hlth. Fac. Auth. Rev. Bonds
	(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	BBB+	650,000	731,790
	(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,114,300
	(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,118,940
	Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,209,207
	E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.661%, 9/1/39	A2	1,000,000	1,007,930
	E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	13,000,000	8,085,870
	Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	251,111
	Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	776,835

				15,295,983
	Connecticut (0.3%)
	CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,638,765
	CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	979,224

				2,617,989
	Delaware (0.6%)
	DE State Econ. Dev. Auth. Rev. Bonds
	(Delmarva Pwr.), 5.40%, 2/1/31	A-	1,700,000	1,764,481
	(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,070,100
	DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,750,000	1,882,808

				5,717,389
	District of Columbia (2.1%)
	D.C. Rev. Bonds, (D.C. Intl. School)
	5.00%, 7/1/49(FWC)	BBB	1,275,000	1,478,579
	5.00%, 7/1/39(FWC)	BBB	1,000,000	1,177,690
	DC Rev. Bonds
	(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	2,955,000	3,092,496
	(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	3,750,000	4,355,700
	DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,701
	DC U. Rev. Bonds, (Gallaudet U.)
	5.50%, 4/1/41	A+	2,000,000	2,127,940
	5.50%, 4/1/34	A+	1,000,000	1,065,400
	Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	5,659,280

				19,994,786
	Florida (5.9%)
	Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	935,897
	Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,167,680
	Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
	5.00%, 11/15/45	A2	1,735,000	1,928,886
	5.00%, 11/15/40	A2	2,175,000	2,426,104
	Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
	5.00%, 11/15/44(FWC)	BBB+	1,800,000	2,074,644
	5.00%, 11/15/39(FWC)	BBB+	750,000	871,808
	Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,060,000	1,080,755
	Miami-Dade Cnty., G.O. Bonds, (Bldg. Better Communities Program), Ser. 15-D, 5.00%, 7/1/45	Aa2	5,500,000	6,388,855
	Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,259,620
	Miami-Dade Cnty., Aviation Rev. Bonds
	Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,202,550
	Ser. B, 5.00%, 10/1/40	A	10,000,000	11,702,800
	Ser. A, 5.00%, 10/1/38	A	1,750,000	1,994,895
	5.00%, 10/1/28	A2	500,000	579,300
	Ser. A, 4.00%, 10/1/44	A	3,000,000	3,275,820
	Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,987,902
	Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,829,300
	Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 5.00%, 7/1/38	A1	1,500,000	1,792,125
	Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	537,586

				56,036,527
	Georgia (3.0%)
	Atlanta, Tax Alloc. Bonds, (Atlantic Station)
	5.00%, 12/1/24	A3	800,000	931,696
	5.00%, 12/1/22	A3	1,375,000	1,522,455
	Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A-	2,000,000	2,000,440
	Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,451,128
	Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
	5.00%, 3/1/47	BBB-/F	2,085,000	2,278,884
	5.00%, 3/1/37	BBB-/F	450,000	498,200
	Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A
	5.00%, 2/15/37	A	1,000,000	1,157,520
	5.00%, 2/15/36	A	4,000,000	4,644,040
	Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A
	5.00%, 5/15/33	A3	1,500,000	1,797,165
	5.00%, 5/15/22	A3	1,000,000	1,087,160
	Main Street Natural Gas, Inc. Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa1	5,000,000	5,549,150
	Main Street Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	370,000	399,441
	Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,822,490

				28,139,769
	Guam (0.1%)
	Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	BB	250,000	267,580
	Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
	5.00%, 10/1/34	Baa2	200,000	213,238
	AGM, 5.00%, 10/1/30	AA	500,000	549,000

				1,029,818
	Idaho (1.0%)
	ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,757,055
	ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,349,440

				9,106,495
	Illinois (9.1%)
	Chicago, G.O. Bonds
	Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,352,406
	Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,398,440
	Chicago, Board of Ed. G.O. Bonds
	Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,619,385
	(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	938,640
	Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,467,613
	Chicago, Motor Fuel Tax Rev. Bonds, AGM
	5.00%, 1/1/33	AA	1,000,000	1,089,510
	5.00%, 1/1/30	AA	200,000	220,530
	Chicago, O'Hare Intl. Arpt. Rev. Bonds
	Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,755,944
	Ser. A, 5.00%, 1/1/38	A	200,000	237,304
	Ser. A, 5.00%, 1/1/37	A	1,200,000	1,428,504
	Chicago, Waste Wtr. Transmission Rev. Bonds
	5.00%, 1/1/44	A	3,000,000	3,244,680
	(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,939,014
	Chicago, Wtr. Wks Rev. Bonds
	5.00%, 11/1/29	A	1,750,000	2,049,828
	AGM, 5.00%, 11/1/25	AA	1,420,000	1,424,047
	IL State G.O. Bonds
	5.00%, 11/1/41	Baa3	1,250,000	1,362,075
	5.00%, 1/1/41	Baa3	700,000	757,197
	5.00%, 11/1/34	Baa3	1,000,000	1,107,530
	Ser. B, 5.00%, 10/1/32	Baa3	2,000,000	2,290,520
	Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,262,817
	Ser. C, 5.00%, 11/1/29	Baa3	6,275,000	7,192,029
	Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,307,220
	5.00%, 2/1/28	Baa3	2,350,000	2,688,353
	5.00%, 8/1/21	Baa3	2,250,000	2,390,805
	IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 2.141%, 11/1/34	A2	8,000,000	7,992,800
	IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	537,475
	IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	556,700
	IL State Sales Tax Rev. Bonds, (Build Illinois Jr. Oblig.), Ser. A, 4.00%, 6/15/20	BBB	8,825,000	8,999,912
	Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	2,747,350
	Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,892,919
	Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	2,500,000	2,876,900
	Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	4,450,000	5,388,194

				86,516,641
	Indiana (2.4%)
	IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	6,150,000	6,627,425
	IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/3/18), (Republic Svcs., Inc.)
	1.60%, 12/1/37	BBB+	2,000,000	2,000,240
	Ser. A, 1.60%, 5/1/34	BBB+	5,000,000	5,000,600
	IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,009,146
	Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	7,050,000	8,383,790

				23,021,201
	Kansas (0.3%)
	KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,963,597

				2,963,597
	Kentucky (4.3%)
	KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,542,674
	KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,178,973
	KY State Property & Bldg. Comm. Rev. Bonds
	(No. 119), 5.00%, 5/1/37	A1	2,500,000	2,938,575
	(Project No. 117), Ser. B, 5.00%, 5/1/29	A1	850,000	1,016,260
	(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	678,887
	KY State Pub. Energy Auth.
	Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	9,750,000	10,748,498
	Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,519,850
	Louisville & Jefferson Cnty., Metro. Govt. Env. Fac. Mandatory Put Bonds (6/1/21), (Louisville Gas & Elec. Co.), Ser. B, 1.65%, 6/1/33	A1	5,000,000	5,014,100
	Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
	5.00%, 10/1/30	A	1,135,000	1,343,919
	4.00%, 10/1/34	A	6,000,000	6,428,460
	Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
	5.00%, 7/1/31	A+	415,000	469,618
	5.00%, 7/1/30	A+	1,000,000	1,135,150
	Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,003,290

				41,018,254
	Louisiana (0.7%)
	St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
	5.00%, 7/1/36	A/F	1,715,000	2,043,645
	5.00%, 7/1/35	A/F	1,710,000	2,044,134
	5.00%, 7/1/34	A/F	655,000	785,149
	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,339,548

				6,212,476
	Maryland (0.4%)
	Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	846,893
	MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
	5.00%, 6/1/49	Baa3	500,000	585,780
	5.00%, 6/1/44	Baa3	500,000	588,960
	MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,407,563

				3,429,196
	Massachusetts (1.7%)
	MA State Dev. Fin. Agcy. Rev. Bonds
	(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,340,000	1,340,000
	(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,059,620
	(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,231,460
	(Brandeis U.), Ser. S-1, 5.00%, 10/1/28(FWC)	A1	2,340,000	2,994,849
	(Brandeis U.), Ser. S-1, 5.00%, 10/1/27(FWC)	A1	2,000,000	2,518,640
	MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 1.85%, 10/1/42 (TD Bank NA)	VMIG 1	450,000	450,000
	MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	1,325,000	1,347,247
	MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	2,600,000	2,696,148
	MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	901,820

				16,539,784
	Michigan (7.5%)
	Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	345,729
	Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	293,745
	Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	76,734
	Detroit, City School Dist. G.O. Bonds
	Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	360,000	406,055
	(School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,086,090
	Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
	5.00%, 7/1/48	AA	7,000,000	7,692,860
	5.00%, 7/1/38	AA	1,000,000	1,108,690
	Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A+	2,000,000	2,168,580
	Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,017
	Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.)
	7.50%, 7/1/39	Ba1	150,000	156,831
	7.375%, 7/1/35	Ba1	1,250,000	1,308,313
	Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
	BAM, 5.25%, 2/1/40	AA	200,000	228,306
	(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	289,710
	Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	461,200
	Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	293,943
	Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	7,780,000	9,049,774
	Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, (Bronson Healthcare Group), 4.00%, 5/15/31	A2	500,000	538,020
	Karegnondi, Wtr. Auth. Rev. Bonds
	(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	282,293
	(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,391,650
	5.00%, 11/1/36	A	1,285,000	1,505,789
	5.00%, 11/1/34	A	1,600,000	1,889,344
	5.00%, 11/1/31	A	1,100,000	1,316,381
	Kentwood, Economic Dev. Rev. Bonds
	(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	377,972
	(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,510,753
	Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	286,875
	Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	260,012
	Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	231,028
	Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	229,194
	MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	745,892
	MI State Fin. Auth. Rev. Bonds
	(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	2,750,000	3,120,150
	(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	1,590,000	1,717,184
	Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	5,967,728
	(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	462,164
	(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	549,055
	(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	270,000	305,934
	Ser. H-1, 5.00%, 10/1/30	AA-	500,000	570,225
	(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	571,470
	(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,191,630
	(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	573,275
	(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	918,476
	MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	266,395
	MI State Hosp. Fin. Auth. Rev Bonds (Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	AA-	5,155,000	5,609,768
	MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
	Ser. A, 4.625%, 10/1/39	AA	225,000	236,761
	Ser. A, 4.45%, 10/1/34	AA	100,000	105,499
	Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,075,368
	MI State Strategic Fund Ltd. Rev. Bonds
	(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB/F	500,000	501,640
	(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,500,000	1,693,125
	MI State Strategic Fund Ltd. Oblig. Rev. Bonds
	(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,643,790
	(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	417,188
	Oakland U. Rev. Bonds
	5.00%, 3/1/39	A1	2,000,000	2,222,940
	Ser. A, 5.00%, 3/1/33	A1	500,000	550,170
	5.00%, 3/1/32	A1	130,000	146,180
	Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	292,595
	Saginaw, Hosp. Fin. Auth. Rev. Bonds, (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,030,980
	Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	405,157

				70,681,627
	Minnesota (0.8%)
	Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 1.96%, 11/15/35	VMIG 1	1,000,000	1,000,000
	MN State Higher Ed. Fac. Auth. Rev. Bonds, (Carleton College)
	4.00%, 3/1/36	Aa2	400,000	444,740
	4.00%, 3/1/35	Aa2	1,000,000	1,115,110
	Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.80%, 11/15/38	VMIG 1	3,050,000	3,050,000
	St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,510,725

				7,120,575
	Mississippi (1.2%)
	MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	10,025,000	10,024,599
	MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,262,600

				11,287,199
	Missouri (2.1%)
	Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B
	5.00%, 3/1/39	A2	2,000,000	2,395,460
	5.00%, 3/1/38	A2	2,480,000	2,978,480
	5.00%, 3/1/37	A2	3,980,000	4,795,104
	MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,170,600
	MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The))
	Ser. C, 1.87%, 9/1/30	VMIG 1	4,300,000	4,300,000
	Ser. D, 1.87%, 9/1/30	VMIG 1	3,100,000	3,100,000

				19,739,644
	Nebraska (1.0%)
	Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	8,050,000	9,044,497

				9,044,497
	Nevada (0.2%)
	Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,300,000	1,484,314
	Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	A	685,000	706,023

				2,190,337
	New Hampshire (0.8%)
	NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
	(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	684,106
	(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,500,000	1,719,870
	(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,165,595

				7,569,571
	New Jersey (4.4%)
	NJ State Econ. Dev. Auth. Rev. Bonds
	(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,457,225
	Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,344,784
	NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,345,840
	NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
	Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,058,220
	Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,139,765
	NJ State Trans. Trust Fund Auth. Rev. Bonds
	(Trans. Syst.), Ser. A, 6.00%, 6/15/35	Baa1	3,000,000	3,212,340
	Ser. A, 5.00%, 12/15/35	Baa1	2,200,000	2,543,178
	Ser. A, 5.00%, 12/15/34	Baa1	3,725,000	4,330,983
	(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	7,634,778
	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,697,080
	Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,144,678

				41,908,871
	New Mexico (0.7%)
	Farmington, Poll. Control Rev. Bonds, (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,666,500
	Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,239,454

				6,905,954
	New York (7.9%)
	Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa2	55,000	59,047
	Metro. Trans. Auth. Rev. Bonds
	Ser. D-1, 5.00%, 11/15/39	A1	3,360,000	3,803,251
	(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	5,500,000	6,222,865
	Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.35%, 11/1/26	AA	5,045,000	5,037,433
	Monroe Cnty., Indl. Dev. Corp. Rev. Bonds, (U. of Rochester)
	Ser. C, 4.00%, 7/1/36	Aa3	750,000	831,788
	Ser. D, 4.00%, 7/1/36	Aa3	500,000	554,910
	Ser. C, 4.00%, 7/1/35	Aa3	1,500,000	1,670,775
	Ser. D, 4.00%, 7/1/34	Aa3	650,000	726,869
	MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	2,945,000	2,980,311
	NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	Baa2	300,000	300,750
	NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,304,140
	NY City, Transitional Fin. Auth. Rev. Bonds, Ser. C-2, 5.00%, 5/1/37	AAA	4,750,000	5,774,338
	NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	5,000,000	5,734,450
	NY State Thruway Auth. Rev. Bonds, 4.00%, 2/1/20	A2	16,000,000	16,083,840
	NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,202,880
	Port Auth. of NY & NJ Rev. Bonds
	Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,673,506
	Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,052,695
	Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	400,000	408,496
	Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 2.115%, 11/15/38	Aa3	7,000,000	7,002,310
	Triborough Bridge & Tunnel Auth. FRN Mandatory Put Bonds (9/26/19), Ser. B, 2.058%, 1/1/32	Aa3	6,385,000	6,387,043

				74,811,697
	Ohio (3.7%)
	Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	3,895,000
	Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,865,600
	Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
	6.125%, 7/1/40	BBB/F	1,000,000	1,106,230
	6.00%, 7/1/35	BBB/F	1,875,000	2,076,244
	Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,070,740
	Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	7,500,000	8,731,500
	Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,602,675
	OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	5,500,000	5,817,185
	OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A
	4.00%, 1/1/43	Aa2	1,450,000	1,584,720
	4.00%, 1/1/34	Aa2	1,250,000	1,401,738
	OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,986,250
	Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
	5.00%, 2/15/34	A3	645,000	739,054
	5.00%, 2/15/33	A3	355,000	408,364
	Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
	5.75%, 12/1/32	BB-/F	1,350,000	1,464,953
	(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	155,818

				34,906,071
	Oregon (0.7%)
	Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,648,286
	Port of Portland, Arpt. Rev. Bonds, Ser. 21C, 5.00%, 7/1/19	AA-	4,855,000	4,855,000

				6,503,286
	Pennsylvania (6.9%)
	Allegheny Cnty., G.O. Bonds, Ser. C-77
	4.00%, 11/1/35	Aa3	1,225,000	1,377,108
	4.00%, 11/1/33	Aa3	300,000	339,834
	Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
	5.00%, 4/1/35	A	2,300,000	2,716,783
	5.00%, 4/1/33	A	4,000,000	4,765,720
	Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	569,450
	Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
	5.00%, 1/1/32	BBB+/F	120,000	134,748
	5.00%, 1/1/31	BBB+/F	100,000	112,765
	East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	546,815
	PA State COP, Ser. A
	5.00%, 7/1/36	A2	2,000,000	2,382,500
	5.00%, 7/1/34	A2	910,000	1,091,008
	PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	5,220,000	5,217,181
	PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	315,000	331,386
	PA State Pub. School Bldg. Auth. Rev. Bonds, (School Dist. Philadelphia)
	5.00%, 4/1/24	A2	1,000,000	1,087,410
	5.00%, 4/1/23	A2	1,000,000	1,088,190
	PA State Tpk. Comm. Rev. Bonds
	Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,943,372
	Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,996,808
	Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,570,265
	Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,347,700
	Ser. 2, 5.00%, 12/1/31	A2	1,295,000	1,552,705
	5.00%, 12/1/25(FWC)	A1	4,000,000	4,763,840
	5.00%, 12/1/22(FWC)	A1	5,000,000	5,522,650
	zero %, 12/1/44	A2	5,000,000	5,062,650
	Philadelphia, Gas Wks. Rev. Bonds
	5.00%, 8/1/32	A	1,000,000	1,158,670
	5.00%, 8/1/31	A	1,000,000	1,161,600
	Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,097,800
	Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM
	5.00%, 9/1/33	AA	1,000,000	1,300,270
	5.00%, 9/1/32	AA	1,000,000	1,287,890
	South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,449,450

				64,976,568
	Rhode Island (0.5%)
	RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,147,370
	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,416,043

				4,563,413
	South Carolina (5.2%)
	Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
	4.00%, 11/1/32	A1	750,000	828,300
	4.00%, 11/1/31	A1	750,000	832,193
	Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
	5.00%, 10/1/29	A2	1,000,000	1,187,630
	5.00%, 10/1/28	A2	425,000	507,021
	Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/24), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,606,704
	SC State Jobs Econ. Dev. Auth. Hosp. VRDN (Prisma Hlth. Oblig. Group), Ser. B, 1.92%, 5/1/48 (U.S. Bank NA)	VMIG 1	8,000,000	8,000,000
	SC State Pub. Svcs. Auth. Rev. Bonds
	Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,254,740
	Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,229,460
	Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,258,585
	Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,596,004
	Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,648,280
	Ser. A, 5.00%, 12/1/25	A2	750,000	885,855
	SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 2.054%, 10/1/31	A1	19,500,000	19,482,039

				49,316,811
	Tennessee (1.5%)
	Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.93%, 7/1/46	A3	5,000,000	5,147,350
	Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	4,500,000	5,200,830
	TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,152,920

				14,501,100
	Texas (9.5%)
	Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
	5.00%, 12/1/33	AAA	1,075,000	1,291,032
	4.00%, 12/1/31	AAA	365,000	405,573
	Bexar Cnty., G.O. Bonds, 4.00%, 6/15/34	Aaa	2,000,000	2,213,780
	Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	650,000	711,295
	Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
	Ser. B, 5.00%, 8/15/27	BBB+	375,000	441,409
	PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,243,820
	Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,164,980
	Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,433,894
	Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,568,470
	Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	7,935,000	8,224,310
	Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,644,950
	Fort Bend, Mandatory Put Bonds (8/1/22), (Indpt. School Dist.), PSFG, 1.95%, 8/1/49	AAA	4,000,000	4,050,360
	Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,397,344
	Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN
	(Texas Med. Ctr.), Ser. B-1, 1.95%, 9/1/31 (JPMorgan Chase Bank, N.A.)	VMIG 1	870,000	870,000
	(The Methodist Hosp.), Ser. C-1, 1.95%, 12/1/24	A-1+	6,400,000	6,400,000
	Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,730,440
	Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,318,750
	Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,603,735
	Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	859,470
	Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,641,680
	Montgomery Cnty., Toll Road Auth. Rev. Bonds
	5.00%, 9/15/34	BBB-	1,145,000	1,289,007
	5.00%, 9/15/33	BBB-	710,000	801,540
	New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
	(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	805,028
	(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,794,393
	(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,101,560
	North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	12,004,041
	SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	296,743
	San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,440,937
	Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,132,470
	TX Private Activity Surface Trans. Corp. Rev. Bonds, (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,692,867
	TX State Indl. Dev. Corp. Rev. Bonds, (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,285,520
	TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
	5.00%, 9/1/47	A+	1,750,000	1,811,828
	5.00%, 9/1/37	A+	250,000	259,308

				89,930,534
	Utah (1.4%)
	Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.91%, 5/15/37	VMIG 1	5,300,000	5,300,000
	Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/43	A+	5,000,000	5,899,750
	Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	300,000	304,572
	UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
	5.00%, 10/15/38	AA	720,000	835,668
	5.00%, 10/15/33	AA	420,000	496,738
	5.00%, 10/15/31	AA	530,000	630,769

				13,467,497
	Virginia (4.1%)
	Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	650,000	724,107
	Gloucester Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (5/19/19), (Waste Mgt. Svcs.), Ser. A, 2.40%, 9/1/38	A-	1,375,000	1,394,690
	Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (VA United Methodist Homes, Inc.)
	5.00%, 6/1/25	BB+/P	410,000	434,588
	5.00%, 6/1/23	BB+/P	445,000	474,388
dm	Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	AA	11,250,000	13,168,913
	Louisa, Indl. Dev. Auth.
	Poll. Control Mandatory Put Bonds (6/1/23), (Virginia Elec. & Pwr. Co.) Ser. 08A, 1.90%, 11/1/35	A2	7,500,000	7,585,125
	Poll. Control Mandatory Put Bonds (4/1/22), (Virginia Elec. & Pwr. Co.) Ser. C, 1.80%, 11/1/35	A2	2,500,000	2,513,400
	VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/32	Aa1	5,885,000	6,724,907
	VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B
	4.00%, 7/1/40	Aa3	700,000	757,274
	4.00%, 7/1/37	Aa3	1,500,000	1,634,175
	4.00%, 7/1/36	Aa3	1,500,000	1,639,665
	VA State Small Bus. Fin. Auth. Rev. Bonds, (Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,276,872

				38,328,104
	Washington (1.5%)
	Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA+	2,500,000	2,509,150
	King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,375,205
	Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,116,410
	Seattle, Solid Waste Disp. Rev. Bonds, 4.00%, 6/1/32	AA+	2,000,000	2,218,820
	WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.711%, 1/1/42	A+	2,500,000	2,523,500
	WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	402,053

				14,145,138
	West Virginia (0.1%)
	WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,049,380

				1,049,380
	Wisconsin (0.9%)
	DeForest Area School Dist. Rev. Bonds, 3.00%, 12/18/19	AA-/P	6,000,000	6,010,740
	Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,088,200
	WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,158,258

				8,257,198
	Wyoming (0.3%)
	Campbell Cnty., Solid Waste Fac. Rev. Bonds, (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,004,800

				3,004,800

	Total municipal bonds and notes (cost $939,105,769)			$989,278,819

SHORT-TERM INVESTMENTS (0.1%)(a)
		Principal amount/ shares	Value
U.S. Treasury Bills 2.458%, 7/18/19(SEG)		$113,000	$112,891
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	880,000	880,000

Total short-term investments (cost $992,872)			$992,891
TOTAL INVESTMENTS

Total investments (cost $940,098,641)			$990,271,710

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note Ultra 10 yr (Long)	81	$11,188,125	$11,188,125	Sep-19	$302,935

Unrealized appreciation					302,935

Unrealized (depreciation)					—

Total					$302,935

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$4,560,000	$51,984	$—	9/5/19	—	1.78% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$51,984
9,125,000	122,640	—	9/4/19	—	1.79% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	122,640
9,000,000	357,390	—	7/3/19	—	2.03% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(357,390)
3,475,000	220,975	—	8/6/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	220,975
3,475,000	220,141	—	8/7/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	220,141
2,280,000	55,655	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(55,655)
4,560,000	110,033	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(110,033)
4,500,000	427,140	—	7/18/19	—	2.79% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	427,140
4,900,000	470,254	—	7/17/19	—	2.795% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	470,254
Morgan Stanley & Co. International PLC
4,600,000	40,986	—	9/5/19	—	2.04% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	40,986
2,875,000	64,918	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(64,918)

Upfront premium received		—	Unrealized appreciation			1,554,120

Upfront premium (paid)		—	Unrealized (depreciation)			(587,996)

Total		$—			Total	$966,124

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $945,933,567.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,519, or less than 0.1% of net assets.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $112,864.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security (Note 1).
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
At the close of the reporting period, the fund maintained liquid assets totaling $39,464,480 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.90%, 2.40% and 2.32%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.9%
	Healthcare	16.4
	Utilities	13.1
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors and for hedging inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $23,932 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
At the close of the reporting period, the fund’s investments with a value of $5,609,768 were held by the TOB trust and served as collateral for $3,873,579 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $27,440 for these investments based on an average interest rate of 1.68%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$989,270,300	$8,519
Short-term investments	880,000	112,891	—

Totals by level	$880,000	$989,383,191	$8,519
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$302,935	$—	$—
OTC total return swap contracts	$—	$966,124	$—

Totals by level	$302,935	$966,124	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$1,857,055	$587,996

Total	$1,857,055	$587,996
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40
OTC total return swap contracts (notional)	16,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com